Real estate properties held for lease, net (Tables)	12 Months Ended
Dec. 31, 2019
Real estate properties held for lease, net
Schedule of real estate properties held for lease, net

	December 31,	December 31,
	2018	2019
	US$	US$
Elementary schools	3,107,711	3,057,371
Basement parking	9,633,568	14,694,085
Kindergartens	10,194,286	10,049,512
Parking facilities	55,941,369	100,036,672
Clubhouses	7,789,415	8,574,329
Shopping mall	243,346,989	290,610,416
Residential properties	—	124,280,030
Others	2,972,811	2,924,658
Total costs	332,986,149	554,227,073
Accumulated depreciation	(30,221,932)	(38,358,165)
Real estate properties held for lease, net	302,764,217	515,868,908

Schedule of minimum future rental income on non-cancellable leases

Year	Amount
US$
2020	15,986,263
2021	15,587,876
2022	14,786,872
2023	13,728,432
2024 and thereafter	107,158,511
Total	167,247,954